GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

SHORT-TERM INVESTMENTS – 88.1%
Certificate of Deposit – 34.4%	Par		Value
Bank of Nova Scotia, 4.03%, 03/18/2027	$ 2,000,000		1,997,901
Credit Agricole Corp. & Investment Bank, 3.60%, 07/24/2026	2,000,000		2,000,000
DG Bank, 3.80%, 08/04/2026	2,000,000		2,000,019
DNB Bank ASA, 3.83%, 10/06/2026	2,000,000		1,999,695
First Abu Dhabi Bank PJSC, 3.79%, 07/28/2026 (a)	2,000,000		1,994,353
Mizuho Bank Ltd., 3.78%, 08/20/2026	2,000,000		2,000,000
MUFG Bank Ltd., 3.85%, 08/28/2026	2,000,000		2,000,000
Nordea Bank ABP, 3.70%, 07/09/2026	1,500,000		1,500,003
Royal Bank CDA, 3.91%, 12/22/2026	2,000,000		1,998,471
Swedbank AB, 3.98%, 10/30/2026	1,500,000		1,499,577
			18,990,019

Money Market Funds – 6.7%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (b)(c)	3,706,119		3,706,119

U.S. Treasury Bills – 47.0%	Par
3.61%, 07/02/2026 (d)	2,000,000		1,999,801
3.60%, 07/09/2026 (d)	2,500,000		2,498,013
3.57%, 07/16/2026 (d)	2,000,000		1,997,042
3.61%, 07/23/2026 (d)	4,500,000		4,490,125
3.61%, 07/28/2026 (d)	15,000,000		14,959,578
			25,944,559

TOTAL SHORT-TERM INVESTMENT (Cost $48,645,395)			48,640,697
Other Assets in Excess of Liabilities - 11.9%		0.17344	6,564,054
TOTAL NET ASSETS - 100.0%			$ 55,204,751

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets. PJSC - Public Joint Stock Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $1,994,353 or 3.4% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	All or portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	The rate shown is the annualized yield as of June 30, 2026.

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	48	03/16/2027	$ 8,251,719	$ 6,230
ASX SPI 200 Index	3	09/17/2026	455,704	(4,573)
AUD/USD Cross Currency Rate	66	09/14/2026	4,561,260	(85,818)
Brazilian Real/US Dollar Cross Currency Rate	72	07/31/2026	1,382,400	9,039
Brent Crude Oil (a)	16	08/28/2026	1,168,480	(19,124)
CAC40 10 Euro Index	11	07/17/2026	1,057,015	(3,535)
Canadian 10 Year Government Bonds	34	09/18/2026	2,903,395	9,565
Copper (a)	8	09/28/2026	1,250,800	(16,138)
Cotton No.2 (a)	15	12/08/2026	576,000	(45,299)
Crude Oil (a)	15	08/20/2026	1,039,050	(22,538)
Crude Soybean Oil (a)	39	12/14/2026	1,529,190	(201,617)
Dow Jones Industrial Average Index	13	09/18/2026	3,423,550	64,562
Euro BUXL 30 Year Bonds	1	09/08/2026	127,079	(382)
Euro STOXX 50 Quanto Index	29	09/18/2026	2,106,079	16,473
Euro-BTP Italian Government Bonds	7	09/08/2026	954,582	1,509
French Government Bonds	10	09/08/2026	1,370,887	(2,681)
FTSE 100 Index	11	09/18/2026	1,538,109	1,521
FTSE China A50 Index	59	07/30/2026	915,326	1,520
FTSE/JSE Top 40 Index	2	09/17/2026	125,291	(7,832)
FTSE/MIB Index	5	09/18/2026	1,481,947	(17,952)
Hard Red Winter Wheat (a)	4	12/14/2026	128,050	(2,552)
IBEX 35 Index	6	07/17/2026	1,329,749	20,720
ICE European Climate Exchange Emissions	12	12/14/2026	1,099,086	7,714
Live Cattle (a)	17	08/31/2026	1,648,490	(22,659)
London Metals – Aluminum (a)(b)	26	09/14/2026	2,006,192	(336,508)
London Metals – Copper (a)(b)	3	09/14/2026	1,003,534	(50,240)
London Metals – Nickel (a)(b)	12	09/14/2026	1,170,433	(214,389)
London Metals – Zinc (a)(b)	18	09/14/2026	1,605,789	10,181
Long Gilt	2	09/28/2026	236,666	(1,700)
Low Sulphur Gas Oil (a)	10	08/12/2026	911,000	(105,852)
Mexican Peso/US Dollar Cross Currency Rate	148	09/14/2026	4,204,680	(12,897)
MSCI EAFE Index (a)	12	09/18/2026	1,887,180	10,260
MSCI Emerging Markets Index	12	09/18/2026	1,054,380	11,676
MSCI Singapore Index	35	07/30/2026	1,294,357	(6,598)
Nasdaq 100 Index	4	09/18/2026	2,441,880	44,737
Nikkei 225 Index	2	09/10/2026	863,372	67,120
NY Harbor ULSD (a)	6	07/31/2026	813,733	(108,354)
OMXS30 Index	32	07/17/2026	1,061,678	14,130
Platinum (a)	2	10/28/2026	156,580	(24,363)
Reformulated Gasoline Blendstock (a)	10	07/31/2026	1,215,858	(33,065)
Russell 2000 Index	15	09/18/2026	2,284,200	58,665
S&P 500 Index	12	09/18/2026	4,528,950	29,476
S&P Mid Cap 400 Index	6	09/18/2026	2,331,000	33,803
S&P/Toronto Stock Exchange 60 Index	11	09/17/2026	3,188,817	(21,646)
SGX FTSE Taiwan Index	4	07/30/2026	646,880	(6,389)
South African Rand/US Dollar Cross Currency Rate	76	09/14/2026	2,305,650	13,214
STOXX Europe 600 Index	19	09/18/2026	699,366	4,954
TOPIX Index	3	09/10/2026	738,584	21,553
U.S. Treasury Long Bonds	3	09/21/2026	340,500	(1,847)
U.S. Treasury Ultra Bonds	2	09/21/2026	232,312	(1,034)
				$ (918,960)
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(14)	09/21/2026	$ 1,574,562	$ (30,631)
3 Month Euribor	(65)	12/14/2026	18,088,151	(10,291)
3-Month Secured Overnight Financing Rate	(149)	03/16/2027	35,745,100	29,919
Arabica Coffee (a)	(1)	09/18/2026	111,169	(19,637)
Austrailian Government 10 Year Bonds	(7)	09/15/2026	532,224	(7,231)
Austrailian Government 3 Year Bonds	(70)	09/15/2026	5,069,083	(21,501)
Australian 90 Day Bank Bills	(47)	12/10/2026	32,180,953	(6,322)
British Pound/US Dollar Cross Currency Rate	(33)	09/14/2026	2,733,844	(3,888)
Canadian Dollar/US Dollar Cross Currency Rate	(119)	09/15/2026	8,406,160	160,669
Corn No. 2 Yellow (a)	(110)	12/14/2026	2,398,000	64,757
Euro/US Dollar Cross Currency Rate	(82)	09/14/2026	11,742,913	156,347
Euro-BOBL	(26)	09/08/2026	3,427,651	(17,306)
Euro-Bund	(1)	09/08/2026	145,498	(2,332)
Euro-Schatz	(137)	09/08/2026	16,586,517	(25,522)
Hang Seng China Enterprises Index	(15)	07/30/2026	720,369	15,759
Hang Seng Index	(3)	07/30/2026	436,965	2,709
ICE 3 Month SONIA Rate	(45)	03/16/2027	14,327,936	(5,298)
Indian Rupee/US Dollar Cross Currency Rate	(71)	07/29/2026	1,495,544	4,842
Japanese 10 Year Government Bonds	(1)	09/14/2026	785,818	(2,493)
Japanese Yen/US Dollar Cross Currency Rate	(104)	09/14/2026	8,043,100	136,323
Korean Won/US Dollar Cross Currency Rate	(10)	07/20/2026	161,225	103
Lean Hogs (a)	(40)	08/14/2026	1,571,200	50,097
London Metals – Aluminum (a)(b)	(12)	09/14/2026	925,935	23,318
London Metals – Copper (a)(b)	(1)	09/14/2026	334,511	(9)
London Metals – Nickel (a)(b)	(8)	09/14/2026	780,289	30,969
London Metals – Zinc (a)(b)	(2)	09/14/2026	178,421	(2,089)
Natural Gas (a)	(14)	07/29/2026	458,500	(18,604)
New Zealand Dollar/US Dollar Cross Currency Rate	(103)	09/14/2026	5,864,820	61,725
Nifty 50 Index	(10)	07/28/2026	480,090	3,389
Palladium (a)	(1)	09/28/2026	121,090	(2,053)
Short-term Euro-BTP	(56)	09/08/2026	6,849,634	(11,371)
Soybean Meal (a)	(2)	12/14/2026	60,620	(33)
Sugar #11 (a)	(78)	09/30/2026	1,294,675	2,292
Swiss Franc/US Dollar Cross Currency Rate	(45)	09/14/2026	7,017,469	81,442
U.S. Treasury 10 Year Notes	(47)	09/21/2026	5,164,859	(54,313)
U.S. Treasury 2 Year Notes	(144)	09/30/2026	29,683,125	7,290
U.S. Treasury 5 Year Note	(100)	09/30/2026	10,704,687	(42,534)
US Cocoa (a)	(3)	09/15/2026	152,340	(34,484)
Wheat (a)	(2)	12/14/2026	60,450	153
				$ 514,161
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ (404,799)

(a)	All or portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.